Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Tax Status [Line Items]
Income Tax Status	Income Tax Status
The 401(k) Plan has received a determination letter from the IRS dated June 13, 2017, confirming generally that the 401(k) Plan meets the qualification requirements under Section 401(a) of the Internal Revenue Code (the Code) and, therefore, the related trust is exempt from taxation. Subsequent to the effective date of the determination letter, the 401(k) Plan was amended and restated. Once qualified, the 401(k) Plan is required to operate in conformity with the Code to maintain its qualification. The plan administrator believes that the 401(k) Plan is being operated in compliance with applicable requirements of the Code and, therefore, believes that the 401(k) Plan, as amended and restated, remains qualified and the related trust is tax exempt.
The Puerto Rico Plan last received a determination letter from the Commonwealth of Puerto Rico’s Department of Treasury dated November 6, 2025, confirming generally that the Puerto Rico Plan meets the qualification requirements of Section 1081.01 of the Puerto Rico Internal Revenue Code of 2011 (the Puerto Rico Code). Subsequent to the effective date of the determination letter, the Puerto Rico Plan was amended. Once qualified, the Puerto Rico Plan is required to operate in conformity with the Puerto Rico Code to maintain its qualification. The plan administrator believes that the Puerto Rico Plan is being operated in compliance with applicable requirements of the Puerto Rico Code and, therefore, believes that the Puerto Rico Plan, as amended, is qualified and the related trust is tax exempt.

Accounting principles generally accepted in the United States of America require plan management to evaluate tax positions taken by the Plans and recognize a tax liability if the Plans have taken an uncertain position that more likely than not would not be sustained upon examination by a relevant taxing authority.
Plan management has analyzed the tax positions taken by the Plans and has concluded that there are no uncertain positions taken or expected to be taken. The Plans are subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.